UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Income Securities Trust

Ticker: JHS
Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the transfer agent or from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling the transfer agent, Computershare, at 800-852-0218, by going to "Communication Preferences" at computershare.com/investor, or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform the transfer agent or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy enabled the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of 2018; however, concerns about the strength of the broader global economy and the durability of the now 10-year-old bull market led investors to dial back risk exposures. Those concerns may ultimately have been shared by the Fed, which has so far in 2019 shifted to a neutral stance on interest rates after three years of hikes. The markets responded favorably, with most bond indexes registering gains in the first four months of 2019 before hitting a patch of turbulence after period end as trade turmoil between the United States and China flared again.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Securities Trust

Table of contents

2	Your fund at a glance
3	Portfolio Summary
5	Fund's investments
27	Financial statements
31	Financial highlights
32	Notes to financial statements
39	Additional information
40	Shareholder meeting
41	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to generate a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The Bloomberg Barclays U.S. Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The performance data contained within this material represents past performance, which does not guarantee future results.

Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund's performance at net asset value (NAV) is different from the fund's performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund's most recent performance can be found at jhinvestments.com or by calling 800-852-0218.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 4/30/19 (%)

A note about risks

As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. The fund's use of leverage creates additional risks, including greater volatility of the fund's NAV, market price, and returns. There is no assurance that the fund's leverage strategy will be successful. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of fund securities may negatively impact performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       3

QUALITY COMPOSITION AS OF 4/30/19 (%)

COUNTRY COMPOSITION AS OF 4/30/19 (%)

United States	86.0
United Kingdom	3.5
Netherlands	2.2
Canada	1.4
France	1.3
Other countries	5.6
TOTAL	100.0
As a percentage of total investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       4

Fund’s investments
AS OF 4-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 49.2% (32.5% of Total investments)				$85,529,598
(Cost $85,835,549)
U.S. Government 4.3%				7,430,998
U.S. Treasury
Bond	3.375	11-15-48	4,380,000	4,766,843
Note	2.250	04-30-24	347,000	346,498
Note (A)(B)	2.625	02-15-29	2,294,000	2,317,657
U.S. Government Agency 44.9%				78,098,600
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	10-01-31	2,558,132	2,581,898
30 Yr Pass Thru	3.000	03-01-43	583,594	583,192
30 Yr Pass Thru	3.500	07-01-46	2,206,130	2,239,641
30 Yr Pass Thru	3.500	10-01-46	758,798	770,443
30 Yr Pass Thru	3.500	12-01-46	435,526	444,115
30 Yr Pass Thru	3.500	02-01-47	2,305,345	2,349,369
30 Yr Pass Thru	3.500	11-01-48	3,972,877	4,049,987
30 Yr Pass Thru	4.000	04-01-46	2,139,893	2,220,076
30 Yr Pass Thru	4.000	04-01-47	2,165,562	2,246,029
30 Yr Pass Thru	4.000	05-01-47	2,118,048	2,187,384
30 Yr Pass Thru	4.000	06-01-47	2,282,083	2,356,789
30 Yr Pass Thru	4.000	03-01-48	1,863,399	1,921,691
30 Yr Pass Thru	4.500	09-01-41	1,091,158	1,160,517
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	1,982,525	1,979,612
30 Yr Pass Thru	3.000	07-01-43	634,266	630,560
30 Yr Pass Thru	3.500	12-01-42	2,797,017	2,852,615
30 Yr Pass Thru	3.500	01-01-43	2,384,123	2,431,887
30 Yr Pass Thru	3.500	04-01-45	1,134,696	1,157,252
30 Yr Pass Thru	3.500	11-01-46	2,338,214	2,381,039
30 Yr Pass Thru	3.500	07-01-47	2,699,174	2,747,767
30 Yr Pass Thru	3.500	07-01-47	1,922,666	1,963,288
30 Yr Pass Thru	3.500	11-01-47	1,025,672	1,044,137
30 Yr Pass Thru	4.000	10-01-40	215,841	225,379
30 Yr Pass Thru	4.000	09-01-41	1,384,040	1,442,172
30 Yr Pass Thru	4.000	09-01-41	380,571	397,744
30 Yr Pass Thru	4.000	09-01-41	779,405	811,654
30 Yr Pass Thru	4.000	10-01-41	1,130,406	1,180,711
30 Yr Pass Thru	4.000	06-01-46	2,282,879	2,365,209
30 Yr Pass Thru	4.000	02-01-47	3,333,394	3,466,110
30 Yr Pass Thru	4.000	06-01-47	1,995,286	2,059,700
30 Yr Pass Thru	4.000	06-01-47	3,643,182	3,789,370
30 Yr Pass Thru	4.000	11-01-47	2,583,057	2,661,360
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	12-01-47	941,438	$978,626
30 Yr Pass Thru	4.000	01-01-48	3,507,520	3,621,958
30 Yr Pass Thru	4.000	04-01-48	2,837,428	2,941,530
30 Yr Pass Thru	4.000	06-01-48	4,788,227	4,960,883
30 Yr Pass Thru	4.500	07-01-41	1,927,680	2,048,707
30 Yr Pass Thru	4.500	07-01-48	2,397,978	2,510,127
30 Yr Pass Thru	5.000	04-01-41	239,638	259,427

30 Yr Pass Thru	5.500	08-01-40	72,306	78,645
Foreign government obligations 0.9% (0.6% of Total investments)				$1,631,088
(Cost $1,783,035)
Argentina 0.2%				454,356
Provincia de Buenos Aires Bond (C)	7.875	06-15-27	390,000	259,350
Republic of Argentina Bond (A)(B)	5.875	01-11-28	282,000	195,006
Qatar 0.4%				662,766
State of Qatar
Bond (C)	3.375	03-14-24	384,000	389,280
Bond (A)(B)(C)	5.103	04-23-48	245,000	273,486
Saudi Arabia 0.3%				513,966
Kingdom of Saudi Arabia Bond (A)(B)(C)	4.375	04-16-29	490,000	513,966

Corporate bonds 78.7% (52.0% of Total investments)				$136,905,285
(Cost $134,476,154)
Communication services 9.2%				16,094,925
Diversified telecommunication services 2.8%
AT&T, Inc. (B)	4.350	03-01-29	418,000	432,169
C&W Senior Financing DAC (A)(B)(C)	6.875	09-15-27	240,000	240,238
Cincinnati Bell, Inc. (A)(B)(C)	7.000	07-15-24	355,000	327,498
GCI LLC	6.875	04-15-25	225,000	235,688
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	205,000	207,609
Radiate Holdco LLC (A)(B)(C)	6.625	02-15-25	245,000	240,713
Radiate Holdco LLC (C)	6.875	02-15-23	87,000	87,000
Sprint Spectrum Company LLC (B)(C)	3.360	03-20-23	162,500	162,094
Telecom Argentina SA (C)	6.500	06-15-21	180,000	170,100
Telecom Italia Capital SA	7.200	07-18-36	365,000	373,943
Telecom Italia SpA (A)(B)(C)	5.303	05-30-24	250,000	249,063
UPC Holding BV (C)	5.500	01-15-28	205,000	207,050
Verizon Communications, Inc. (B)	4.400	11-01-34	260,000	274,496
Verizon Communications, Inc. (B)	4.672	03-15-55	295,000	311,372
Verizon Communications, Inc. (B)	4.862	08-21-46	830,000	903,584
Verizon Communications, Inc. (B)	5.012	08-21-54	255,000	285,222
6	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
West Corp. (C)	8.500	10-15-25	125,000	$110,156
Entertainment 1.6%
Activision Blizzard, Inc. (A)(B)	3.400	09-15-26	271,000	269,552
Lions Gate Capital Holdings LLC (A)(B)(C)	5.875	11-01-24	147,000	149,940
Netflix, Inc. (A)(B)	4.875	04-15-28	280,000	277,550
Netflix, Inc. (A)(B)(C)	5.375	11-15-29	92,000	93,150
Netflix, Inc. (A)(B)	5.875	11-15-28	400,000	422,000
The Walt Disney Company (B)(C)	7.750	01-20-24	1,020,000	1,228,603
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	260,000	267,176
Interactive media and services 0.1%
Rackspace Hosting, Inc. (A)(B)(C)	8.625	11-15-24	255,000	237,788
Media 3.6%
Altice Financing SA (A)(B)(C)	6.625	02-15-23	375,000	384,375
Cablevision Systems Corp. (A)(B)	5.875	09-15-22	210,000	218,400
CBS Corp. (B)	3.375	03-01-22	132,000	133,634
CBS Corp. (A)(B)	3.700	08-15-24	205,000	209,487
Cengage Learning, Inc. (A)(B)(C)	9.500	06-15-24	321,000	298,530
Charter Communications Operating LLC (A)(B)	4.200	03-15-28	580,000	579,269
Charter Communications Operating LLC	5.750	04-01-48	590,000	622,468
Charter Communications Operating LLC	6.484	10-23-45	606,000	688,251
Clear Channel Worldwide Holdings, Inc. (A)(B)	6.500	11-15-22	289,000	295,503
CSC Holdings LLC (A)(B)(C)	7.500	04-01-28	205,000	223,706
McGraw-Hill Global Education Holdings LLC (A)(B)(C)	7.875	05-15-24	195,000	166,725
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24	375,000	316,875
Myriad International Holdings BV (C)	5.500	07-21-25	400,000	433,122
National CineMedia LLC	6.000	04-15-22	109,000	109,818
Sirius XM Radio, Inc. (A)(B)(C)	5.000	08-01-27	503,000	507,125
Sirius XM Radio, Inc. (C)	5.375	07-15-26	260,000	267,475
Tribune Media Company	5.875	07-15-22	260,000	263,640
Warner Media LLC (B)	3.800	02-15-27	275,000	276,626
WMG Acquisition Corp. (A)(B)(C)	4.875	11-01-24	165,000	168,094
WMG Acquisition Corp. (C)	5.500	04-15-26	175,000	178,938
Wireless telecommunication services 1.1%
CC Holdings GS V LLC	3.849	04-15-23	350,000	359,210
Millicom International Cellular SA (A)(B)(C)	6.250	03-25-29	236,000	243,080
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	225,000	216,945
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	230,000	224,763
Sprint Capital Corp. (A)(B)	6.875	11-15-28	198,000	189,461
Sprint Corp.	7.875	09-15-23	270,000	280,800
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	452,000	$474,851
Consumer discretionary 6.0%				10,405,404
Auto components 0.2%
Lear Corp. (B)	5.250	01-15-25	254,000	263,318
Automobiles 2.2%
Daimler Finance North America LLC (B)(C)	3.750	11-05-21	431,000	439,205
Ford Motor Credit Company LLC (B)	3.813	10-12-21	595,000	596,270
Ford Motor Credit Company LLC (B)	5.875	08-02-21	928,000	971,165
General Motors Company (A)(B)	4.875	10-02-23	507,000	534,146
General Motors Financial Company, Inc. (B)	3.550	04-09-21	295,000	297,470
General Motors Financial Company, Inc.	4.000	01-15-25	404,000	405,110
General Motors Financial Company, Inc.	4.300	07-13-25	333,000	337,545
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	74,000	75,480
Nissan Motor Acceptance Corp. (B)(C)	3.650	09-21-21	200,000	201,886
Diversified consumer services 0.2%
Graham Holdings Company (C)	5.750	06-01-26	85,000	89,038
Laureate Education, Inc. (A)(B)(C)	8.250	05-01-25	170,000	184,025
Hotels, restaurants and leisure 1.0%
CCM Merger, Inc. (C)	6.000	03-15-22	195,000	200,119
Eldorado Resorts, Inc. (A)(B)	6.000	09-15-26	125,000	129,688
Eldorado Resorts, Inc.	7.000	08-01-23	130,000	135,850
GLP Capital LP	5.375	04-15-26	265,000	279,856
Hilton Domestic Operating Company, Inc. (A)(B)(C)	5.125	05-01-26	140,000	143,325
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	130,000	136,175
International Game Technology PLC (A)(B)(C)	6.500	02-15-25	225,000	239,621
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	158,000	169,850
Resorts World Las Vegas LLC (C)	4.625	04-16-29	200,000	198,394
Waterford Gaming LLC (C)(D)(E)	8.625	09-15-14	99,739	0
Wyndham Destinations, Inc.	5.400	04-01-24	170,000	175,100
Household durables 0.2%
Beazer Homes USA, Inc. (A)(B)	8.750	03-15-22	370,000	386,650
Internet and direct marketing retail 1.9%
Amazon.com, Inc. (A)(B)	3.150	08-22-27	660,000	664,416
Amazon.com, Inc. (A)(B)	4.050	08-22-47	328,000	342,290
Expedia Group, Inc. (A)(B)	3.800	02-15-28	582,000	572,191
Expedia Group, Inc.	5.000	02-15-26	705,000	752,484
QVC, Inc. (B)	4.375	03-15-23	325,000	328,698
QVC, Inc. (B)	5.125	07-02-22	240,000	250,980
QVC, Inc.	5.450	08-15-34	315,000	302,293
8	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Multiline retail 0.3%
Dollar Tree, Inc. (B)	4.200	05-15-28	599,000	$602,766
Consumer staples 1.8%				3,054,211
Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc. (B)	4.600	04-15-48	305,000	297,033
Coca-Cola European Partners PLC (B)	4.500	09-01-21	1,000,000	1,022,704
Constellation Brands, Inc. (A)(B)	3.200	02-15-23	293,000	294,550
Keurig Dr. Pepper, Inc. (B)(C)	3.551	05-25-21	495,000	500,700
Food and staples retailing 0.1%
Simmons Foods, Inc. (A)(B)(C)	5.750	11-01-24	170,000	156,400
Food products 0.3%
Conagra Brands, Inc. (B)	3.800	10-22-21	193,000	196,900
Kraft Heinz Foods Company (C)	4.875	02-15-25	221,000	227,374
Personal products 0.2%
Natura Cosmeticos SA (A)(B)(C)	5.375	02-01-23	355,000	358,550
Energy 11.0%				19,224,704
Energy equipment and services 0.5%
Archrock Partners LP	6.000	10-01-22	260,000	261,950
CSI Compressco LP	7.250	08-15-22	344,000	305,300
CSI Compressco LP (A)(B)(C)	7.500	04-01-25	290,000	281,663
Oil, gas and consumable fuels 10.5%
Andeavor Logistics LP (A)(B)	4.250	12-01-27	164,000	166,919
Andeavor Logistics LP (B)	5.250	01-15-25	140,000	146,996
Andeavor Logistics LP (B)	6.375	05-01-24	265,000	278,416
Andeavor Logistics LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(F)	6.875	02-15-23	752,000	760,460
Antero Midstream Partners LP	5.375	09-15-24	275,000	280,335
Antero Resources Corp. (A)(B)	5.125	12-01-22	307,000	308,151
Cenovus Energy, Inc.	4.450	09-15-42	370,000	339,798
Cheniere Corpus Christi Holdings LLC (A)(B)	5.125	06-30-27	503,000	524,378
Chesapeake Energy Corp. (A)(B)	7.500	10-01-26	160,000	154,800
Cimarex Energy Company	4.375	06-01-24	235,000	244,291
Colorado Interstate Gas Company LLC (B)(C)	4.150	08-15-26	233,000	235,853
Columbia Pipeline Group, Inc. (B)	4.500	06-01-25	198,000	207,906
Continental Resources, Inc. (B)	5.000	09-15-22	521,000	525,323
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	462,000	455,070
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	441,000	407,925
Diamondback Energy, Inc. (C)	4.750	11-01-24	193,000	197,101
Enable Midstream Partners LP	3.900	05-15-24	321,000	319,679
Enable Midstream Partners LP (B)	4.950	05-15-28	387,000	394,975
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge Energy Partners LP (A)(B)	4.375	10-15-20	395,000	$402,927
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	340,000	326,454
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	294,000	298,273
Energy Transfer Operating LP (B)	4.200	04-15-27	130,000	130,731
Energy Transfer Operating LP (A)(B)	4.250	03-15-23	422,000	433,029
Energy Transfer Operating LP (B)	5.150	03-15-45	345,000	335,965
Energy Transfer Operating LP	5.875	01-15-24	199,000	217,263
Energy Transfer Partners LP (B)	5.000	10-01-22	95,000	99,992
Energy Transfer Partners LP	5.875	03-01-22	90,000	96,057
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (B)	5.250	08-16-77	538,000	514,285
Husky Energy, Inc. (B)	3.950	04-15-22	305,000	312,155
Kinder Morgan Energy Partners LP (B)	3.500	03-01-21	500,000	504,470
Kinder Morgan Energy Partners LP (B)	7.750	03-15-32	195,000	253,221
Kinder Morgan, Inc. (B)	3.150	01-15-23	178,000	178,325
MPLX LP (B)	4.000	03-15-28	313,000	313,392
MPLX LP (A)(B)	4.800	02-15-29	160,000	170,135
Murphy Oil Corp.	5.750	08-15-25	164,000	168,515
Newfield Exploration Company (A)(B)	5.625	07-01-24	139,000	151,774
Newfield Exploration Company (A)(B)	5.750	01-30-22	160,000	170,552
ONEOK Partners LP (B)	5.000	09-15-23	162,000	171,882
Parsley Energy LLC (A)(B)(C)	5.625	10-15-27	231,000	236,198
Petrobras Global Finance BV	5.750	02-01-29	91,000	91,228
Petrobras Global Finance BV (A)(B)	7.375	01-17-27	545,000	607,130
Petro-Canada (A)(B)	9.250	10-15-21	1,000,000	1,147,422
Petroleos Mexicanos (A)(B)	4.875	01-24-22	325,000	328,023
Petroleos Mexicanos (A)(B)	5.375	03-13-22	85,000	86,847
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	261,000	263,905
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	245,000	260,494
Sabine Pass Liquefaction LLC	5.750	05-15-24	425,000	466,432
Sabine Pass Liquefaction LLC (B)	5.875	06-30-26	147,000	163,668
SM Energy Company (A)(B)	6.625	01-15-27	60,000	56,550
Sunoco Logistics Partners Operations LP (B)	3.900	07-15-26	460,000	457,869
Sunoco Logistics Partners Operations LP (B)	4.400	04-01-21	377,000	386,991
Sunoco Logistics Partners Operations LP (B)	5.400	10-01-47	240,000	241,571
Tallgrass Energy Partners LP (A)(B)(C)	4.750	10-01-23	222,000	224,340
Targa Resources Partners LP	5.875	04-15-26	220,000	231,619
Teekay Offshore Partners LP (C)	8.500	07-15-23	235,000	234,413
The Williams Companies, Inc. (A)(B)	3.750	06-15-27	355,000	355,022
The Williams Companies, Inc. (A)(B)	4.550	06-24-24	525,000	553,271
The Williams Companies, Inc.	5.750	06-24-44	315,000	343,225
10	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
WPX Energy, Inc.	5.250	09-15-24	100,000	$103,250
YPF SA (C)	8.500	07-28-25	370,000	338,550
Financials 23.2%				40,280,728
Banks 12.9%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (A)(B)(C)(F)	6.750	06-15-26	200,000	216,750
Banco Santander SA (A)(B)	4.379	04-12-28	200,000	204,863
Bank of America Corp. (B)	3.950	04-21-25	425,000	434,518
Bank of America Corp. (B)	4.200	08-26-24	170,000	176,401
Bank of America Corp. (A)(B)	4.450	03-03-26	450,000	472,473
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(F)	6.300	03-10-26	610,000	666,425
Barclays Bank PLC (B)(C)	10.179	06-12-21	475,000	537,220
Barclays PLC (A)(B)	4.375	01-12-26	340,000	345,402
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	275,000	284,281
BPCE SA (B)(C)	4.500	03-15-25	475,000	484,216
BPCE SA (A)(B)(C)	5.700	10-22-23	1,145,000	1,227,858
Citigroup, Inc. (B)	4.600	03-09-26	586,000	616,600
Citigroup, Inc. (B)	5.500	09-13-25	165,000	182,149
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (A)(B)(F)	6.250	08-15-26	525,000	562,406
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (B)(C)(F)	11.000	06-30-19	1,000,000	1,012,100
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(F)	7.875	01-23-24	600,000	651,755
Danske Bank A/S (B)(C)	5.000	01-12-22	286,000	294,131
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (A)(B)(F)	5.100	06-30-23	420,000	413,175
Freedom Mortgage Corp. (C)	8.125	11-15-24	259,000	229,863
Freedom Mortgage Corp. (C)	8.250	04-15-25	105,000	93,188
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) (A)(B)	3.950	05-18-24	495,000	508,520
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (B)(F)	6.375	09-17-24	200,000	205,250
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (B)(F)	6.875	06-01-21	340,000	356,575
ING Bank NV (B)(C)	5.800	09-25-23	1,000,000	1,091,959
ING Groep NV (B)	3.550	04-09-24	277,000	277,524
JPMorgan Chase & Co. (B)	3.200	06-15-26	410,000	407,850
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%) (A)(B)	3.514	06-18-22	710,000	719,822
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (F)	6.750	02-01-24	805,000	$891,787
Lloyds Banking Group PLC (B)	4.450	05-08-25	745,000	775,357
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	385,000	404,250
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(B)(F)	5.125	11-01-26	345,000	350,175
Mitsubishi UFJ Financial Group, Inc. (B)	3.218	03-07-22	690,000	696,436
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%) (B)	3.374	08-13-21	504,000	506,740
Regions Financial Corp. (A)(B)	3.800	08-14-23	200,000	206,132
Santander Holdings USA, Inc. (B)	3.400	01-18-23	270,000	270,184
Santander Holdings USA, Inc. (B)	3.700	03-28-22	469,000	474,897
Santander Holdings USA, Inc. (A)(B)	4.450	12-03-21	319,000	329,576
Santander UK Group Holdings PLC (A)(B)(C)	4.750	09-15-25	365,000	368,630
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)(C)(F)	7.375	09-13-21	340,000	353,600
The PNC Financial Services Group, Inc. (A)(B)	3.500	01-23-24	230,000	235,636
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)(F)	4.850	06-01-23	335,000	334,163
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (A)(B)(F)	6.750	08-01-21	545,000	579,744
The Royal Bank of Scotland Group PLC	3.875	09-12-23	480,000	484,061
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (A)(B)(F)	8.625	08-15-21	612,000	657,900
The Toronto-Dominion Bank (B)	3.250	03-11-24	373,000	378,346
Wells Fargo & Company (3 month LIBOR + 3.770%) (F)(G)	6.558	06-15-19	370,000	371,850
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (A)(B)(F)	5.875	06-15-25	975,000	1,053,000
Capital markets 2.4%
Ares Capital Corp. (B)	3.625	01-19-22	290,000	289,912
Cantor Fitzgerald LP (B)(C)	4.875	05-01-24	390,000	390,619
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (A)(B)(C)(F)	7.500	12-11-23	295,000	316,019
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(C)(F)	7.500	07-17-23	310,000	325,113
FS KKR Capital Corp. (B)	4.250	01-15-20	290,000	290,630
Lazard Group LLC (B)	4.375	03-11-29	230,000	234,904
12	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Macquarie Bank, Ltd. (A)(B)(C)	4.875	06-10-25	520,000	$541,911
Morgan Stanley (B)	3.875	01-27-26	400,000	409,825
Stifel Financial Corp. (A)(B)	4.250	07-18-24	217,000	222,152
The Goldman Sachs Group, Inc. (B)	3.850	01-26-27	730,000	735,501
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(F)	7.000	01-31-24	295,000	307,529
Consumer finance 2.6%
Ally Financial, Inc.	5.125	09-30-24	645,000	681,475
Capital One Financial Corp. (B)	3.450	04-30-21	465,000	470,107
Capital One Financial Corp. (B)	3.500	06-15-23	1,335,000	1,360,579
Capital One Financial Corp. (B)	3.900	01-29-24	230,000	236,235
Credit Acceptance Corp.	6.125	02-15-21	249,000	249,311
Credito Real SAB de CV (C)	7.250	07-20-23	200,000	207,600
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (C)(F)	9.125	11-29-22	225,000	223,315
Discover Financial Services (A)(B)	3.950	11-06-24	458,000	468,265
Discover Financial Services	4.100	02-09-27	124,000	124,292
Discover Financial Services (B)	5.200	04-27-22	85,000	90,376
Enova International, Inc. (C)	8.500	09-01-24	58,000	55,680
Enova International, Inc. (C)	8.500	09-15-25	260,000	253,560
Springleaf Finance Corp. (A)(B)	6.875	03-15-25	105,000	112,613
Diversified financial services 1.4%
ASP AMC Merger Sub, Inc. (C)	8.000	05-15-25	205,000	131,200
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (C)	6.125	11-30-21	56,856	57,027
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	188,000	192,230
Jefferies Financial Group, Inc. (A)(B)	5.500	10-18-23	655,000	689,126
Jefferies Group LLC (B)	4.150	01-23-30	365,000	339,909
Jefferies Group LLC (B)	4.850	01-15-27	422,000	425,404
Refinitiv US Holdings, Inc. (A)(B)(C)	6.250	05-15-26	43,000	44,129
Refinitiv US Holdings, Inc. (A)(B)(C)	8.250	11-15-26	69,000	69,927
Trident Merger Sub, Inc. (C)	6.625	11-01-25	85,000	79,263
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) (A)(B)	5.650	05-15-53	463,000	464,158
Insurance 3.0%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	435,000	438,584
AXA SA (B)	8.600	12-15-30	175,000	235,918
Brighthouse Financial, Inc. (B)	3.700	06-22-27	595,000	550,676
CNO Financial Group, Inc. (A)(B)	5.250	05-30-25	293,000	307,284
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (C)	7.800	03-07-87	705,000	$842,475
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (A)(B)	6.400	12-15-66	355,000	392,495
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)(C)	9.250	04-08-68	315,000	431,550
Nationstar Mortgage Holdings, Inc. (C)	8.125	07-15-23	160,000	161,200
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	128,000	128,000
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)(C)	3.622	04-26-23	273,000	274,669
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)(C)	5.100	10-16-44	365,000	381,425
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (A)(B)	5.875	09-15-42	637,000	676,494
Teachers Insurance & Annuity Association of America (B)(C)	4.270	05-15-47	430,000	443,410
Thrifts and mortgage finance 0.9%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	95,000	97,375
Ladder Capital Finance Holdings LLLP (A)(B)(C)	5.250	10-01-25	148,000	147,445
MGIC Investment Corp.	5.750	08-15-23	99,000	106,178
Quicken Loans, Inc. (A)(B)(C)	5.250	01-15-28	235,000	227,950
Quicken Loans, Inc. (B)(C)	5.750	05-01-25	550,000	558,250
Radian Group, Inc.	4.500	10-01-24	144,000	144,216
Radian Group, Inc.	5.250	06-15-20	99,000	100,980
Stearns Holdings LLC (C)	9.375	08-15-20	158,000	148,520
Health care 4.5%				7,819,027
Biotechnology 0.4%
Celgene Corp.	3.250	02-20-23	258,000	259,625
Shire Acquisitions Investments Ireland DAC (B)	3.200	09-23-26	473,000	460,745
Health care equipment and supplies 0.2%
Boston Scientific Corp. (B)	3.450	03-01-24	264,000	268,752
Health care providers and services 3.0%
Centene Corp. (C)	5.375	06-01-26	255,000	266,156
CVS Health Corp. (B)	3.350	03-09-21	699,000	704,037
CVS Health Corp. (B)	5.050	03-25-48	322,000	318,313
DaVita, Inc. (A)(B)	5.000	05-01-25	405,000	396,268
Express Scripts Holding Company (B)	4.750	11-15-21	1,000,000	1,043,746
HCA, Inc.	5.250	04-15-25	375,000	401,640
HCA, Inc.	5.250	06-15-26	320,000	341,801
14	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	7.500	02-15-22	300,000	$330,000
MEDNAX, Inc. (B)(C)	5.250	12-01-23	290,000	295,075
MEDNAX, Inc. (C)	6.250	01-15-27	224,000	228,480
Select Medical Corp.	6.375	06-01-21	360,000	360,450
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	65,000	55,250
Universal Health Services, Inc. (B)(C)	4.750	08-01-22	240,000	242,131
Universal Health Services, Inc. (C)	5.000	06-01-26	309,000	316,339
Life sciences tools and services 0.2%
IQVIA, Inc. (B)(C)	4.875	05-15-23	260,000	264,225
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (A)(B)(C)	6.125	04-15-25	375,000	379,688
Bayer US Finance II LLC (B)(C)	3.500	06-25-21	200,000	201,028
GlaxoSmithKline Capital PLC (A)(B)	3.000	06-01-24	441,000	443,228
Teva Pharmaceutical Finance Netherlands III BV (A)(B)	6.750	03-01-28	235,000	242,050
Industrials 8.9%				15,536,332
Aerospace and defense 0.6%
Arconic, Inc. (A)(B)	5.125	10-01-24	324,000	334,109
Huntington Ingalls Industries, Inc. (B)(C)	5.000	11-15-25	466,000	480,679
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	215,000	228,169
Air freight and logistics 0.1%
XPO Logistics, Inc. (C)	6.500	06-15-22	211,000	215,748
Airlines 4.6%
Air Canada 2013-1 Class A Pass Through Trust (B)(C)	4.125	11-15-26	209,420	213,651
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	304,339	295,117
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	73,849	77,150
American Airlines 2000-1 Pass Through Trust	6.977	11-23-22	85,288	88,017
American Airlines 2013-2 Class A Pass Through Trust (B)	4.950	07-15-24	275,730	285,849
American Airlines 2015-1 Class A Pass Through Trust (B)	3.375	11-01-28	379,262	373,687
American Airlines 2015-1 Class B Pass Through Trust (B)	3.700	11-01-24	428,845	436,049
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	07-15-29	361,929	362,110
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	08-15-30	175,500	172,517
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	08-15-30	270,000	268,974
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	04-15-31	158,907	152,170
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Azul Investments LLP (A)(B)(C)	5.875	10-26-24	95,000	$90,512
British Airways 2013-1 Class A Pass Through Trust (B)(C)	4.625	06-20-24	474,587	490,628
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	12-20-21	56,945	57,640
British Airways 2018-1 Class A Pass Through Trust (B)(C)	4.125	03-20-33	145,224	146,996
Continental Airlines 2007-1 Class A Pass Through Trust (B)	5.983	10-19-23	376,570	393,667
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	94,052	95,576
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (B)	6.718	07-02-24	428,988	454,426
Delta Air Lines, Inc. (B)	3.625	03-15-22	476,000	479,826
Delta Air Lines, Inc. (B)	3.800	04-19-23	195,000	198,808
Delta Air Lines, Inc.	4.375	04-19-28	355,000	350,839
Northwest Airlines 2007-1 Class A Pass Through Trust (B)	7.027	05-01-21	271,427	275,580
United Airlines 2014-2 Class A Pass Through Trust (B)	3.750	03-03-28	388,700	391,148
United Airlines 2014-2 Class B Pass Through Trust (B)	4.625	03-03-24	339,631	344,963
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	01-07-30	280,860	274,092
United Airlines 2016-1 Class B Pass Through Trust (B)	3.650	01-07-26	422,431	413,095
United Airlines 2018-1 Class B Pass Through Trust (B)	4.600	03-01-26	94,718	95,097
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	02-25-33	230,000	237,219
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	256,269	273,286
US Airways 2012-1 Class A Pass Through Trust (B)	5.900	04-01-26	204,464	221,107
Building products 0.2%
Masco Corp.	4.450	04-01-25	275,000	285,106
Owens Corning (A)(B)	4.200	12-15-22	155,000	159,262
Commercial services and supplies 0.3%
LSC Communications, Inc. (A)(B)(C)	8.750	10-15-23	180,000	188,100
Prime Security Services Borrower LLC (C)	9.250	05-15-23	84,000	88,532
Tervita Escrow Corp. (C)	7.625	12-01-21	210,000	212,625
Construction and engineering 0.3%
AECOM (A)(B)	5.125	03-15-27	415,000	416,560
Tutor Perini Corp. (C)	6.875	05-01-25	88,000	88,110
Industrial conglomerates 0.2%
3M Company (B)	3.250	02-14-24	370,000	380,443
16	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services 0.6%
Equifax, Inc. (A)(B)	7.000	07-01-37	80,000	$93,088
IHS Markit, Ltd. (A)(B)(C)	4.000	03-01-26	393,000	391,888
IHS Markit, Ltd. (C)	4.750	02-15-25	128,000	133,908
IHS Markit, Ltd. (A)(B)	4.750	08-01-28	210,000	218,944
IHS Markit, Ltd. (B)(C)	5.000	11-01-22	152,000	159,266
Trading companies and distributors 2.0%
AerCap Ireland Capital DAC (B)	4.625	10-30-20	435,000	444,870
AerCap Ireland Capital DAC (B)	5.000	10-01-21	373,000	387,903
Ahern Rentals, Inc. (C)	7.375	05-15-23	395,000	351,550
Aircastle, Ltd. (B)	4.400	09-25-23	176,000	178,825
Aircastle, Ltd. (A)(B)	5.000	04-01-23	620,000	644,745
Aircastle, Ltd. (A)(B)	5.500	02-15-22	215,000	226,684
Ashtead Capital, Inc. (C)	4.375	08-15-27	260,000	255,450
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	225,000	233,827
H&E Equipment Services, Inc. (A)(B)	5.625	09-01-25	131,000	132,965
United Rentals North America, Inc. (A)(B)	4.875	01-15-28	328,000	325,950
United Rentals North America, Inc.	5.500	07-15-25	260,000	269,230
Information technology 6.2%				10,786,384
Communications equipment 0.8%
CommScope, Inc. (A)(B)(C)	8.250	03-01-27	377,000	407,160
Motorola Solutions, Inc. (B)	4.600	02-23-28	492,000	497,951
Telefonaktiebolaget LM Ericsson (A)(B)	4.125	05-15-22	545,000	554,538
Electronic equipment, instruments and components 0.4%
Tech Data Corp. (B)	3.700	02-15-22	178,000	178,832
Tech Data Corp. (B)	4.950	02-15-27	601,000	609,480
IT services 0.4%
Banff Merger Sub, Inc. (C)	9.750	09-01-26	215,000	215,538
VeriSign, Inc.	4.750	07-15-27	145,000	147,900
VeriSign, Inc. (A)(B)	5.250	04-01-25	270,000	286,200
Semiconductors and semiconductor equipment 2.5%
Advanced Micro Devices, Inc. (A)(B)	7.000	07-01-24	170,000	176,588
KLA-Tencor Corp. (B)	4.100	03-15-29	260,000	267,234
Lam Research Corp. (B)	3.750	03-15-26	335,000	345,164
Lam Research Corp. (A)(B)	4.875	03-15-49	275,000	297,436
Marvell Technology Group, Ltd. (A)(B)	4.875	06-22-28	385,000	402,350
Microchip Technology, Inc. (B)(C)	3.922	06-01-21	255,000	258,693
Microchip Technology, Inc. (A)(B)(C)	4.333	06-01-23	583,000	599,026
Micron Technology, Inc.	4.975	02-06-26	345,000	355,290
Micron Technology, Inc.	5.327	02-06-29	522,000	538,224
NXP BV (A)(B)(C)	4.625	06-01-23	645,000	672,903
NXP BV (B)(C)	4.875	03-01-24	267,000	282,505
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (A)(B)(C)	5.500	07-15-26	110,000	$114,675
Software 0.5%
Citrix Systems, Inc.	4.500	12-01-27	354,000	354,104
j2 Cloud Services LLC (B)(C)	6.000	07-15-25	59,000	61,655
Microsoft Corp. (B)	4.450	11-03-45	340,000	379,945
Technology hardware, storage and peripherals 1.6%
Dell International LLC (A)(B)(C)	4.900	10-01-26	456,000	467,156
Dell International LLC (A)(B)(C)	5.300	10-01-29	462,000	475,712
Dell International LLC (A)(B)(C)	6.020	06-15-26	825,000	893,632
Dell International LLC (B)(C)	8.350	07-15-46	563,000	692,698
Western Digital Corp. (A)(B)	4.750	02-15-26	263,000	253,795
Materials 2.2%				3,840,320
Chemicals 1.4%
Braskem Finance, Ltd. (C)	7.000	05-07-20	515,000	533,798
Braskem Netherlands Finance BV (C)	4.500	01-10-28	340,000	333,200
Cydsa SAB de CV (C)	6.250	10-04-27	265,000	260,034
Mexichem SAB de CV (C)	5.500	01-15-48	315,000	300,434
Syngenta Finance NV (B)(C)	4.441	04-24-23	470,000	482,403
The Chemours Company (A)(B)	6.625	05-15-23	456,000	472,393
Construction materials 0.2%
Cemex SAB de CV (C)	6.125	05-05-25	270,000	281,610
U.S. Concrete, Inc. (A)(B)	6.375	06-01-24	145,000	148,988
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (A)(B)(C)	6.000	02-15-25	215,000	216,613
Klabin Finance SA (C)	4.875	09-19-27	255,000	248,564
Metals and mining 0.2%
Anglo American Capital PLC (C)	4.750	04-10-27	270,000	279,263
Commercial Metals Company (A)(B)	5.375	07-15-27	92,000	90,620
Paper and forest products 0.1%
Norbord, Inc. (B)(C)	6.250	04-15-23	185,000	192,400
Real estate 1.7%				2,960,943
Equity real estate investment trusts 1.7%
American Homes 4 Rent LP (B)	4.250	02-15-28	305,000	303,538
American Tower Corp. (A)(B)	3.550	07-15-27	488,000	480,916
American Tower Corp. (B)	4.700	03-15-22	400,000	421,268
Equinix, Inc. (A)(B)	5.375	05-15-27	205,000	217,013
Omega Healthcare Investors, Inc. (B)	4.500	01-15-25	192,000	195,743
SBA Tower Trust (B)(C)	3.722	04-09-48	473,000	479,733
The GEO Group, Inc.	6.000	04-15-26	72,000	64,440
Ventas Realty LP (B)	3.500	02-01-25	254,000	255,533
18	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VEREIT Operating Partnership LP (A)(B)	4.600	02-06-24	523,000	$542,759
Utilities 4.0%				6,902,307
Electric utilities 2.0%
ABY Transmision Sur SA (C)	6.875	04-30-43	246,900	275,911
Duke Energy Corp. (B)	3.550	09-15-21	1,000,000	1,014,874
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (A)(B)(C)(F)	5.250	01-29-23	485,000	492,275
Emera US Finance LP (A)(B)	3.550	06-15-26	183,000	181,046
Empresa Electrica Angamos SA (C)	4.875	05-25-29	328,680	332,463
Exelon Generation Company LLC (B)	4.000	10-01-20	1,000,000	1,014,016
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	215,000	172,000
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	183,000	187,346
Independent power and renewable electricity producers 0.8%
Clearway Energy Operating LLC (B)	5.375	08-15-24	266,000	270,354
Greenko Dutch BV (C)	4.875	07-24-22	310,000	306,187
NextEra Energy Capital Holdings, Inc. (A)(B)	3.550	05-01-27	490,000	495,605
NextEra Energy Operating Partners LP (A)(B)(C)	4.500	09-15-27	110,000	108,075
NRG Energy, Inc. (A)(B)	6.250	05-01-24	220,000	227,084
Multi-utilities 1.1%
Berkshire Hathaway Energy Company (B)	8.480	09-15-28	550,000	768,999

CMS Energy Corp. (B)	5.050	03-15-22	1,000,000	1,056,072
Capital preferred securities (H) 0.1% (0.0% of Total investments)				$81,370
(Cost $80,333)
Financials 0.1%				81,370
Capital markets 0.1%

State Street Corp. (3 month LIBOR + 1.000%) (B)(G)	3.788	06-01-77	103,000	81,370
Term loans (I) 0.6% (0.4% of Total investments)				$1,101,064
(Cost $1,097,796)
Communication services 0.1%				194,250
Entertainment 0.1%
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%)	6.990	07-03-26	200,000	194,250
Financials 0.1%				132,799
Capital markets 0.1%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	8.474	05-01-23	143,438	132,799
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Rate (%)	Maturity date	Par value^	Value
Health care 0.4%				$774,015
Health care providers and services 0.4%
Concentra, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 6.500%)	8.980	06-01-23	259,999	261,515

Gentiva Health Services, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.500	07-02-26	500,000	512,500
Collateralized mortgage obligations 9.7% (6.4% of Total investments)				$16,765,579
(Cost $16,516,045)
Commercial and residential 7.7%				13,407,449
Americold LLC Series 2010-ARTA, Class D (C)	7.443	01-14-29	605,000	638,539
Angel Oak Mortgage Trust I LLC Series 2018-3, Class A1 (C)(J)	3.649	09-25-48	196,968	198,171
Arroyo Mortgage Trust Series 2018-1, Class A1 (C)(J)	3.763	04-25-48	695,805	703,538
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class C (C)(J)	3.716	04-14-33	490,000	492,959
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(G)	4.910	03-15-37	214,000	214,267
BBCMS Trust
Series 2015-MSQ, Class D (C)(J)	4.123	09-15-32	480,000	479,374
Series 2015-SRCH, Class D (C)(J)	5.122	08-10-35	295,000	307,951
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-1, Class B2 (E)(J)	3.518	03-25-35	405	11,132
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	1.023	01-10-35	6,885,000	167,825
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(G)	3.794	03-15-37	245,000	244,998
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (C)(J)	3.912	04-10-28	325,000	327,204
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(G)	4.623	07-15-32	264,000	264,000
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(G)	4.723	11-15-36	370,000	370,693
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (C)(G)	4.973	07-15-32	126,000	124,383
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (C)(G)	3.584	06-11-32	160,000	159,798
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (C)(G)	4.573	04-15-36	305,000	305,088
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (C)(J)	3.470	07-27-48	66,982	67,208
Series 2019-2, Class A1 (C)(J)	3.337	05-25-49	250,907	251,023
20	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.808	08-15-45	1,837,879	$80,432
Series 2012-CR3 Class XA IO	1.869	10-15-45	2,651,153	140,162
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.448	05-10-51	2,757,271	97,697
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (J)	4.934	12-10-44	360,000	372,914
Series 2013-300P, Class D (C)(J)	4.540	08-10-30	340,000	349,724
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (C)(G)	4.723	02-13-32	445,000	445,139
Core Industrial Trust Series 2015-CALW, Class XA IO (C)	0.939	02-10-34	3,601,156	68,271
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (C)(J)	3.495	12-15-34	270,000	268,613
Series 2015-NRF, Class EFX (C)(J)	3.495	12-15-34	495,000	491,025
Galton Funding Mortgage Trust Series 2018-1, Class A43 (C)(J)	3.500	11-25-57	151,598	151,923
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (C)(G)	5.573	09-15-34	90,000	90,281
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.363	05-10-45	9,300,579	368,508
Series 2016-RENT, Class D (C)(J)	4.202	02-10-29	420,000	421,337
Series 2017-485L, Class C (C)(J)	4.115	02-10-37	240,000	240,171
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	0.955	05-19-35	3,251,765	120,965
Series 2007-3, Class ES IO (C)	0.350	05-19-47	4,960,348	86,277
Series 2007-4, Class ES IO	0.350	07-19-47	5,108,567	85,008
Series 2007-6, Class ES IO (C)	0.353	08-19-37	4,321,465	62,235
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(G)	4.173	12-15-34	110,000	110,136
IMT Trust Series 2017-APTS, Class CFX (C)(J)	3.613	06-15-34	190,000	189,239
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.172	07-25-35	3,550,438	93,549
Series 2005-AR8, Class AX2 IO	0.886	05-25-35	3,445,373	122,489
Series 2005-AR18, Class 1X IO	1.006	10-25-36	4,989,951	198,355
Series 2005-AR18, Class 2X IO	0.467	10-25-36	4,507,622	70,194
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.582	07-05-32	2,699,832	108,316
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (C)(G)	3.383	06-15-35	170,000	169,785
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(G)	3.873	11-15-34	304,000	303,809
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	395,250	$395,763
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(J)	3.917	11-15-32	100,000	100,098
Series 2018-ALXA, Class C (C)(J)	4.460	01-15-43	175,000	183,937
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	190,000	193,776
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (C)(J)	3.793	03-25-48	123,121	124,289
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	405,000	420,734
VNDO Mortgage Trust Series 2013-PENN, Class D (C)(J)	4.079	12-13-29	327,000	327,960
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(J)	2.800	03-18-28	275,000	272,858
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(G)	4.123	12-15-34	120,000	119,773
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (C)	2.039	11-15-45	3,462,373	188,245
Series 2013-C15, Class B (J)	4.622	08-15-46	155,000	162,052
Series 2013-C16, Class B (J)	5.195	09-15-46	265,000	283,259
U.S. Government Agency 2.0%				3,358,130
Federal Home Loan Mortgage Corp.
Series K005, Class AX IO	1.343	11-25-19	2,176,309	12,202
Series K017, Class X1 IO	1.303	12-25-21	3,559,791	99,935
Series K018, Class X1 IO	1.343	01-25-22	3,310,565	94,991
Series K021, Class X1 IO	1.440	06-25-22	911,552	34,876
Series K022, Class X1 IO	1.230	07-25-22	3,722,809	123,332
Series K718, Class X1 IO	0.623	01-25-22	15,893,315	223,835
Government National Mortgage Association
Series 2012-114, Class IO	0.766	01-16-53	1,358,454	61,879
Series 2016-174, Class IO	0.914	11-16-56	1,965,117	148,386
Series 2017-109, Class IO	0.610	04-16-57	2,550,762	136,071
Series 2017-124, Class IO	0.706	01-16-59	3,211,895	203,234
Series 2017-135, Class IO	0.839	10-16-58	2,071,005	138,458
Series 2017-140, Class IO	0.609	02-16-59	1,886,768	110,475
Series 2017-20, Class IO	0.748	12-16-58	3,976,247	241,038
Series 2017-22, Class IO	1.022	12-16-57	1,388,018	118,263
Series 2017-46, Class IO	0.621	11-16-57	2,993,976	169,824
Series 2017-61, Class IO	0.769	05-16-59	1,803,811	125,079
Series 2017-74, Class IO	0.777	09-16-58	3,323,212	195,587
Series 2018-114, Class IO	0.540	04-16-60	4,005,452	231,455
Series 2018-158, Class IO	0.726	05-16-61	2,718,011	201,470
Series 2018-35, Class IO	0.526	03-16-60	3,066,593	169,846
Series 2018-43, Class IO	0.577	05-16-60	4,802,771	267,099
22	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-69, Class IO	0.535	04-16-60	2,152,407	$121,644

Series 2018-9, Class IO	0.558	01-16-60	2,271,528	129,151
Asset backed securities 9.5% (6.3% of Total investments)				$16,525,938
(Cost $16,375,830)
Asset backed securities 9.5%				16,525,938
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (G)	2.951	05-25-36	266,369	261,854
Ally Auto Receivables Trust Series 2018-2, Class A4	3.090	06-15-23	315,000	318,965
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	195,000	198,339
Series 2018-3, Class C	3.740	10-18-24	158,000	161,721
Applebee's Funding LLC Series 2014-1, Class A2 (C)	4.277	09-05-44	469,063	467,878
Arby's Funding LLC Series 2015-1A, Class A2 (C)	4.969	10-30-45	617,600	631,768
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A (C)	3.450	03-20-23	215,000	217,635
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	394,959	396,566
CNH Equipment Trust Series 2018-B, Class A3	3.190	11-15-23	441,000	445,766
Coinstar Funding LLC Series 2017-1A, Class A2 (C)	5.216	04-25-47	372,400	379,557
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (G)	3.013	03-28-35	228,000	219,240
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	19,345	11,314
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.611	02-25-35	157,482	157,110
DB Master Finance LLC
Series 2015-1A, Class A2II (C)	3.980	02-20-45	398,400	398,543
Series 2017-1A, Class A2I (C)	3.629	11-20-47	118,500	118,904
Series 2017-1A, Class A2II (C)	4.030	11-20-47	167,875	168,127
Series 2019-1A, Class A2I (C)	3.787	05-20-49	778,000	785,834
DLL LLC Series 2018-ST2, Class A3 (C)	3.460	01-20-22	275,000	277,908
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	525,638	529,044
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	516,275	533,715
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	142,100	143,194
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1	3.520	10-15-23	695,000	708,350
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Hilton Grand Vacations Trust Series 2018-AA, Class A (C)	3.540	02-25-32	117,190	$118,877
Honda Auto Receivables Owner Trust
Series 2018-2, Class A3	3.010	05-18-22	250,000	251,891
Series 2018-3, Class A3	2.950	08-22-22	195,000	196,267
Hyundai Auto Receivables Trust Series 2018-B, Class A3	3.200	12-15-22	248,000	250,833
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (G)	3.005	10-27-42	231,984	225,131
MVW Owner Trust Series 2018-1A, Class A (C)	3.450	01-21-36	342,944	348,418
New Residential Mortgage LLC
Series 2018-FNT1, Class A (C)	3.610	05-25-23	257,176	259,483
Series 2018-FNT2, Class A (C)	3.790	07-25-54	162,696	164,035
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (C)	2.540	04-18-22	365,000	363,959
Series 2018-1A, Class A2 (C)	3.220	02-15-23	105,000	105,532
Series 2018-2A, Class A2 (C)	3.690	10-15-23	265,000	269,716
Nissan Auto Receivables Owner Trust Series 2018-C, Class A3	3.220	06-15-23	597,000	604,993
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	121,814	121,340
Series 2018-PLS2, Class A (C)	3.265	02-25-23	173,798	173,780
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	142,000	143,604
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	195,000	196,047
Series 2018-3, Class C	3.510	08-15-23	465,000	467,908
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (G)	3.078	06-15-39	118,941	116,311
Sonic Capital LLC Series 2016-1A, Class A2 (C)	4.472	05-20-46	210,217	213,173
Taco Bell Funding LLC Series 2018-1A, Class A2I (C)	4.318	11-25-48	471,818	484,731
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (C)	4.110	07-20-43	151,360	154,082
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(J)	3.908	10-25-53	125,000	129,350
Series 2015-2, Class 1M2 (C)(J)	3.776	11-25-60	300,000	308,181
Series 2017-2, Class A1 (C)(J)	2.750	04-25-57	97,973	96,802
Series 2018-1, Class A1 (C)(J)	3.000	01-25-58	179,691	178,047
Series 2018-3, Class A1 (C)(J)	3.750	05-25-58	269,855	273,952
Series 2018-4, Class A1 (C)(J)	3.000	06-25-58	431,161	425,131
Series 2018-5, Class A1A (C)(J)	3.250	07-25-58	119,756	119,541
Series 2019-1, Class A1 (C)(J)	3.750	03-25-58	261,634	266,104
Toyota Auto Receivables Owner Trust Series 2018-C, Class A3	3.020	12-15-22	525,000	530,085
24	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	316,542	$317,448
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	197,667	200,085
Westgate Resorts LLC
Series 2015-2A, Class B (C)	4.000	07-20-28	79,377	79,182
Series 2016-1A, Class A (C)	3.500	12-20-28	102,664	102,705
Series 2017-1A, Class A (C)	3.050	12-20-30	171,065	170,177
Westlake Automobile Receivables Trust Series 2019-1A, Class C (C)	4.050	03-15-24	201,000	202,245
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3	3.190	12-15-21	362,000	365,460

	Shares	Value
Common stocks 0.3% (0.2% of Total investments)		$508,240
(Cost $515,695)
Energy 0.3%
Oil, gas and consumable fuels 0.3%

Royal Dutch Shell PLC, ADR, Class A	8,000	508,240
Preferred securities (K) 1.6% (1.1% of Total investments)		$2,893,231
(Cost $2,737,293)
Consumer staples 0.3%		546,875
Food and staples retailing 0.3%
Ocean Spray Cranberries, Inc., 6.250% (C)	6,250	546,875
Financials 0.5%		908,134
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (G)	24,985	657,106
Wells Fargo & Company, Series L, 7.500%	192	251,028
Real estate 0.5%		852,562
Equity real estate investment trusts 0.5%
Crown Castle International Corp., 6.875%	740	852,562
Utilities 0.3%		585,660
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%	5,540	278,274
DTE Energy Company, 6.500%	4,475	249,750
Water utilities 0.0%
Aqua America, Inc., 6.000%	1,056	57,636

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	25

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8% (0.5% of Total investments)				$1,387,000
(Cost $1,387,000)
U.S. Government Agency 0.8%				1,387,000
Federal Agricultural Mortgage Corp. Discount Note	2.350	05-01-19	544,000	544,000
Federal Home Loan Bank Discount Note	2.300	05-01-19	843,000	843,000

Total investments (Cost $260,804,730) 151.4%	$263,328,393
Other assets and liabilities, net (51.4%)	(89,446,644)
Total net assets 100.0%	$173,881,749

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 4-30-19, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-19 was $103,335,963. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $42,665,354.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $66,887,819 or 38.5% of the fund's net assets as of 4-30-19.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $262,179,489. Net unrealized appreciation aggregated to $1,148,904, of which $5,109,925 related to gross unrealized appreciation and $3,961,021 related to gross unrealized depreciation.
26	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $260,804,730)	$263,328,393
Cash	91,636
Dividends and interest receivable	2,240,816
Receivable for investments sold	104,509
Other assets	30,213
Total assets	265,795,567
Liabilities
Liquidity agreement	91,300,000
Payable for investments purchased	270,579
Interest payable	234,311
Payable to affiliates
Accounting and legal services fees	21,421
Trustees' fees	242
Other liabilities and accrued expenses	87,265
Total liabilities	91,913,818
Net assets	$173,881,749
Net assets consist of
Paid-in capital	$175,067,771
Total distributable earnings (loss)	(1,186,022)
Net assets	$173,881,749

Net asset value per share
Based on 11,646,585 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$ 14.93
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	27

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Interest	$5,766,624
Dividends	110,168
Less foreign taxes withheld	(2,301)
Total investment income	5,874,491
Expenses
Investment management fees	680,105
Interest expense	1,403,561
Accounting and legal services fees	20,062
Transfer agent fees	41,277
Trustees' fees	22,156
Custodian fees	13,001
Printing and postage	26,919
Professional fees	31,414
Stock exchange listing fees	11,775
Other	4,971
Total expenses	2,255,241
Less expense reductions	(9,436)
Net expenses	2,245,805
Net investment income	3,628,686
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	140,538
140,538
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	8,679,893
8,679,893
Net realized and unrealized gain	8,820,431
Increase in net assets from operations	$12,449,117

28	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$3,628,686	$7,667,910
Net realized gain (loss)	140,538	(345,298)
Change in net unrealized appreciation (depreciation)	8,679,893	(14,450,218)
Increase (decrease) in net assets resulting from operations	12,449,117	(7,127,606)
Distributions to shareholders
From net investment income and net realized gain	(4,200,924)	(8,611,487)
Total distributions	(4,200,924)	(8,611,487)
Total increase (decrease)	8,248,193	(15,739,093)
Net assets
Beginning of period	165,633,556	181,372,649
End of period	$173,881,749	$165,633,556
Share activity
Shares outstanding
Beginning of period	11,646,585	11,646,585
End of period	11,646,585	11,646,585
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	29

STATEMENT OF CASH FLOWS For the six months ended   4-30-19 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$12,449,117
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(65,392,834)
Long-term investments sold	63,640,749
Net purchases and sales in short-term investments	1,565,000
Net amortization of premium (discount)	795,719
(Increase) Decrease in assets:
Dividends and interest receivable	126,908
Receivable for investments sold	(22,092)
Other assets	(11,575)
Increase (Decrease) in liabilities:
Payable for investments purchased	(160,020)
Interest payable	7,478
Payable to affiliates	(5,642)
Other liabilities and accrued expenses	14,941
Net change in unrealized (appreciation) depreciation on:
Investments	(8,679,893)
Net realized (gain) loss on:
Investments	(128,926)
Net cash provided by operating activities	$4,198,930
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(4,200,924)
Net cash used in financing activities	$(4,200,924)
Net decrease in cash	$(1,994)
Cash at beginning of period	$93,630
Cash at end of period	$91,636
Supplemental disclosure of cash flow information:
Cash paid for interest	$1,396,083
30	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$14.22	$15.57	$15.49	$15.14	$15.84	$15.37
Net investment income[2]	0.31	0.66	0.75	0.79	0.81	0.86
Net realized and unrealized gain (loss) on investments	0.76	(1.27)	0.14	0.41	(0.62)	0.56
Total from investment operations	1.07	(0.61)	0.89	1.20	0.19	1.42
Less distributions
From net investment income	(0.36)	(0.74)	(0.81)	(0.85)	(0.90)	(0.95)
Anti-dilutive impact of repurchase plan	—	—	—	—	0.01 [3]	—
Net asset value, end of period	$14.93	$14.22	$15.57	$15.49	$15.14	$15.84
Per share market value, end of period	$14.07	$13.14	$14.81	$14.26	$13.86	$14.29
Total return at net asset value (%)[4,5]	7.83 [6]	(3.76)	6.28	8.52	1.84	10.02
Total return at market value (%)[4]	9.97 [6]	(6.50)	9.82	9.20	3.28	6.83
Ratios and supplemental data
Net assets, end of period (in millions)	$174	$166	$181	$180	$176	$186
Ratios (as a percentage of average net assets):
Expenses before reductions	2.70 [7]	2.34	1.82	1.58	1.45	1.33
Expenses including reductions[8]	2.69 [7]	2.32	1.81	1.57	1.43	1.32
Net investment income	4.35 [7]	4.44	4.87	5.24	5.22	5.50
Portfolio turnover (%)	25	68	47	43	51	52
Senior securities
Total debt outstanding end of period (in millions)	$91	$91	$91	$91	$91	$91
Asset coverage per $1,000 of debt[9]	$2,905	$2,814	$2,987	$2,977	$2,932	$3,037

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The repurchase plan was completed at an average repurchase price of $13.86 for 96,519 shares for the period ended 10-31-15.
[4]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Expenses including reductions excluding interest expense were 1.01% (annualized), 1.01%, 0.99%, 1.02%, 1.01% and 1.00% for the periods ended 4-30-19, 10-31-18, 10-31-17, 10-31-16, 10-31-15 and 10-31-14, respectively.
[9]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 7). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	31

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       32

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$85,529,598	—	$85,529,598	—
Foreign government obligations	1,631,088	—	1,631,088	—
Corporate bonds	136,905,285	—	136,905,285	—
Capital preferred securities	81,370	—	81,370	—
Term loans	1,101,064	—	1,101,064	—
Collateralized mortgage obligations	16,765,579	—	16,754,447	$11,132
Asset backed securities	16,525,938	—	16,525,938	—
Common stocks	508,240	$508,240	—	—
Preferred securities	2,893,231	1,493,794	1,399,437	—
Short-term investments	1,387,000	—	1,387,000	—
Total investments in securities	$263,328,393	$2,002,034	$261,315,227	$11,132

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       33

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       34

For federal income tax purposes, as of October 31, 2018, the fund has a short-term capital loss carryforward of $1,048,671 and a long-term capital loss carryforward of $1,932,970 available to offset future net realized capital gains. These carryforwards do not expire.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of a capital loss carryforward and amortization and accretion on debt securities.

Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund's investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund's Statement of assets and liabilities and represents the cash on hand at the fund's custodian and does not include any short-term investments.

Note 3 — Guarantees and indemnifications

Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.650% of the first $150 million of the fund's average daily managed assets (net assets plus borrowings under the Liquidity Agreement (see Note 7), (b) 0.375% of the next $50 million of the fund's average daily managed assets, (c) 0.350% of the next $100 million of the fund's average daily managed assets and (d) 0.300% of the fund's average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       35

Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average daily managed assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to $9,436 for the six months ended April 30, 2019.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.52% of the fund's average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily managed assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed and approved by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2018. The current share repurchase plan will remain in effect between January 1,2019 to December 31, 2019. During the six months ended April 30,2019 and the year ended October 31, 2018, the fund had no activities under the repurchase program.

Note 6 — Leverage risk

The fund utilizes a Liquidity Agreement to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the Liquidity Agreement and have potential to benefit or be disadvantaged from the use of leverage. The Advisor's fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund's assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:

•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the Liquidity Agreement;
•	increased operating costs, which may reduce the fund's total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund's obligations under such leverage remains fixed; and
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       36

•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund's return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund's investments may subject the fund to greater risk of loss than would reinvestment of collateral in short-term highly rated investments.

In addition to the risks created by the fund's use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the Liquidity Agreement is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund's ability to generate income from the use of leverage would be adversely affected.

Note 7 — Liquidity agreement

The fund has entered into a Liquidity Agreement (LA) with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $91.3 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2019 are shown in the Statement of assets and liabilities as the Liquidity agreement.

The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund's authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit.

Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.

SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund's losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.

Under normal circumstances, interest charged is at the rate of one month LIBOR (London Interbank Offered Rate) plus 0.60%, is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2019, the fund had an aggregate balance of $91,300,000 at an interest rate of 3.08%, which is reflected in the

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       37

Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2019, the average balance of the LA and the effective average interest rate were $91,300,000 and 3.43%, respectively.

After the six month anniversary of the effective date of the agreement, the fund may terminate the LA with 60 days' notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days' notice prior to terminating the LA.

Note 8 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $39,519,961 and $34,724,159 respectively, for the period ended April 30, 2019. Purchases and sales of U.S. Treasury obligations aggregated $25,872,873 and $28,916,590, respectively, for the period ended April 30, 2019.

Note 9 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the ASU to have an impact on the fund's net assets or total return. Depending upon holdings of the fund, the shortening of the premium amortization period could decrease interest income with a corresponding offset to unrealized gain (loss).

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       38

ADDITIONAL INFORMATION

Unaudited

Investment objective and policy

The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange (the NYSE). The fund's investment objective is to generate a high level of current income consistent with prudent investment risk. There can be no assurance that the fund will achieve its investment objective. The fund utilizes a credit facility agreement to increase its assets available for investments.

Under normal circumstances, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in income securities, consisting of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund may invest up to 20% of its total assets in income-producing preferred securities and common stocks.

Dividends and distributions

During the six months ended April 30, 2019, distributions from net investment income totaling $0.3607 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment date	Income distributions
December 31, 2018	$0.2085
March 29, 2019	0.1522
Total	$0.3607

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       39

Shareholder meeting

The fund held its Annual Meeting of Shareholders on Thursday, February 7, 2019. The following proposal was considered by the shareholders:

Proposal: To elect thirteen (13) Trustees to serve until their respective successors have been duly elected and qualified.

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Charles L. Bardelis	8,524,002.699	432,969.889
James R. Boyle	8,539,607.699	417,364.889
Peter S. Burgess	8,520,410.699	436,561.889
William H. Cunningham	8,513,390.699	443,581.889
Grace K. Fey	8,523,243.378	433,729.210
Theron S. Hoffman	8,530,892.699	426,079.889
Deborah C. Jackson	8,531,990.378	424,982.210
Hassell H. McClellan	8,529,297.699	427,674.889
James M. Oates	8,528,797.699	428,174.889
Steven R. Pruchansky	8,523,844.699	433,127.889
Gregory A. Russo	8,534,245.699	422,726.889
Non-Independent Trustee
Andrew G. Arnott	8,515,534.699	441,437.889
Marianne Harrison	8,512,361.378	444,611.210

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       40

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: JHS

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 505000 Louisville, KY 40233	Express mail: Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Advisers, LLC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-852-0218 ■ jhinvestments.com

MF837989	P6SA 4/19 6/19

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) Not applicable.
(b)

			Total number of	Maximum number of
			shares purchased	shares that may yet
	Total number of	Average price per	as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans
Nov-18	-	-	-	1,164,659
Dec-18	-	-	-	1,164,659
Jan-19	-	-	-	1,164,659*
Feb-19	-	-	-	1,164,659
Mar-19	-	-	-	1,164,659
Apr-19	-	-	-	1,164,659
Total	-	-

*In March 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed and approved by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2018. The current share plan will remain in effect between January 1, 2019 and December 31, 2019.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 7 to financial statements in Item 1.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 21, 2019